Additional Cash Flow Disclosures - Other Cash Flow Disclosures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Cash Flow Disclosures [Abstract]
Cash interest received	$ 1,339	$ 1,554	$ 452
Cash taxes paid	$ 184	$ 120	$ 46